Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Expenses
Amortization and depreciation of equipment and intangible assets (Notes 8 and 9)	$ 157,760	$ 985,895
Amortization of right-of-use assets (Note 10)	(69,849)	361,502
Consulting fees	1,982,846	1,608,692
Finders fee expense	0	100,000
Foreign exchange (gain) loss	(39,050)	38,057
General and administrative	1,743,415	923,877
Lease liability expense (Note 10)	479,164	347,445
Licensing fees	0	40,029
Professional fees	1,447,202	1,707,892
Promotion and marketing	185,952	96,641
Repairs and maintenance	22,808	45,875
Research and development	284,700	63,767
Wages, salaries and employment expenses	1,720,419	3,016,626
Total expenses	7,915,367	9,336,298
Loss from operations	(7,915,367)	(9,336,298)
Other income (expenses)
Accretion expense (Note 11)	(33,054)	(380,754)
Change in unrealized gains/losses on warrant liabilities (Note 13(a))	(73,885)	0
Financial guarantee expense (Notes 10 and 21(c))	(182,200)	0
Interest expense	(7,046)	(48,024)
Interest income	265	4,479
Gain (loss) on sale/abandonment of assets, net (Notes 4 and 5)	804,429	(1,303,278)
Loss on impairment of equipment (Note 8)	0	(3,901)
Loss on impairments and write-offs of inventory and other (Note 17(c))	0	(1,466,377)
Loss on impairment of intangible assets (Note 9)	(12,116,908)	(6,625,246)
Loss on impairment of loan receivable (Notes 17(a) and 17(b))	0	(213,085)
Other	(40,358)	48,382
Settlement of legal claims (Notes 4 and 21(a))	(120,000)	(264,660)
Unidentifiable assets acquired (Note 6(a))	(16,666,666)	0
Total other income (expenses)	(28,435,423)	(10,252,464)
Net loss for the year	(36,350,790)	(19,588,762)
Other comprehensive income (loss)
Foreign currency translation adjustment of foreign operations	(62,380)	48,962
Net comprehensive loss for the year	$ (36,413,170)	$ (19,539,800)
Net loss per share, basic and diluted	$ (1.34)	$ (1.30)
Weighted average shares outstanding, basic and diluted	27,027,028	15,035,909